Supplemental Cash Flow Information - Additional Information (Details) - USD ($) shares in Millions	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Aug. 31, 2022
Conversion of Stock [Line Items]
Cash paid for interest, net of capitalized interest	$ 1,400,000,000	$ 1,300,000,000	$ 600,000,000
Non-cash purchases of property and equipment	100,000,000	127,000,000	114,000,000
Commercial paper
Conversion of Stock [Line Items]
Repayments of short term debt	0	0	526,000,000
Proceeds from short term debt	$ 0	$ 0	$ 525,000,000
Convertible | Common stock
Conversion of Stock [Line Items]
Shares issued (in shares)	151.2
Repurchase amount	$ 1,300,000,000
Senior Convertible Notes Due 2024 | Convertible
Conversion of Stock [Line Items]
Debt instrument, face amount	$ 87,000,000			$ 339,000,000